INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 167	$ 59	$ 29
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(72)	(76)	(1)
Recovery arising from previously unrecognized tax assets	(20)	0	(23)
Change in tax rates and imposition of new legislation	(3)	(17)	0
Deferred income tax expense (recovery)	(95)	(93)	(24)
Total income tax expense (recovery)	$ 72	$ (34)	$ 5